Income Tax Credit - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Temporary differences and cumulative carry forward tax losses for which deferred tax has not been recognized	£ 104.2	£ 99.1	£ 85.9
Temporary differences on share based compensation arrangements	0.0	0.6	1.3
Cumulative carry forward tax losses	£ 104.2	£ 98.5	£ 84.6